Business Combinations (Doyo Transactions, Acquisition of Doyo, Narrative) (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Nov. 29, 2013	Dec. 31, 2014	Dec. 31, 2016	Dec. 31, 2015
Business Acquisition [Line Items]
Goodwill		$ 258,997	$ 26,502	$ 111,082
Doyo [Member]
Business Acquisition [Line Items]
Percentage of acquired equity interests	100.00%
Fixed cash consideration	$ 6,521
Variable cash consideration, maximum	7,300
Contingent consideration	4,785	5,900
Goodwill	$ 7,626
Changes in fair value of contingent consideration		$ 1,200